As filed with the U.S. Securities and Exchange Commission on January 8, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

 Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

 615 East Michigan Street

 Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

 Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

(a)

Annual Report

October 31, 2023

Cboe Vest 10 Year Interest Rate Hedge ETF

Ticker: RYSE

Cboe Vest 10 Year Interest Rate Hedge ETF

Cboe Vest 10 Year Interest Rate Hedge ETF

Letter to Shareholders
(Unaudited)

This discussion is for the Cboe Vest 10 Year Interest Rate Hedge ETF (the “Fund”) for the period from fund inception (February 2, 2023) through October 31, 2023 (the “current fiscal period”). The Fund seeks to provide a hedge against, and generate capital appreciation from, rising 10-year interest rates.

The Fund is an actively managed exchange-traded fund (“ETF”) whose portfolio is constructed with the aim of delivering positive returns, before any fees and expenses, when the 10-year interest rate (the “10-Year Rate”) rises. The Fund is expected to experience losses when the 10-Year Rate falls. The 10-Year Rate is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities compounded over a period of 10 years. To achieve its investment objective of hedging against increases in the 10-Year Rate, the Fund may invest in various derivatives (including futures, options, interest rate swaps, and swaptions). The Fund may take long positions in interest rate swaps to seek to benefit from rising interest rates. The Fund may also invest in ETFs that invest in U.S. Treasury bills or option contracts linked to ETFs that primarily invest in U.S. Treasury securities to implement the Fund’s hedging strategy. The Fund invests in U.S. Treasury bills as collateral for the Fund’s derivatives transactions.

During the current fiscal period, the Fund generally held a portfolio of swaptions on the 10-Year Rate and Treasury Bills.

Fund Performance

For the current fiscal period, the Fund’s net asset value (“NAV”) performance was 34.56%. This fund performance can be attributed to the following factors:

1.	Performance attributed to the Swaption Contracts: The impact of the Swaption holdings was approximately 31.80%.

2.	Performance attributed to the Treasury Bills: The impact of the Treasury Bill holdings was approximately 3.39%.

3.	Expense Ratio: The impact of the annualized expense ratio of 0.85%, prorated for the current fiscal period, was approximately 0.63%.

Using market prices for the Fund, the Fund’s performance for the current fiscal period was 35.17%. For comparison purposes, the performance for the current fiscal period for the ICE U.S. Treasury 20+ Year Bond Index was -20.97%.

Cboe Vest 10 Year Interest Rate Hedge ETF

Letter to Shareholders
(Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

Investments involve risk. Principal loss is possible. The Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. To the extent the Fund invests more heavily in particular sectors of the economy, the Fund’s performance may be more sensitive to developments that significantly affect those sectors. The Fund is non-diversified and may concentrate its assets in fewer holdings than a diversified fund. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. Writing call options are speculative activities and entail greater-than-ordinary investment risks. The Fund’s use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying stock, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying stock is above the strike price by an amount equal to or greater than the premium. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying stock(s). The Fund may “turn over” some or all of its covered calls as frequently as weekly, and higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. The Fund’s covered call strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income and to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy.

Distributed by Quasar Distributors, LLC.

Cboe Vest 10 Year Interest Rate Hedge ETF

Performance Summary
(Unaudited)

Growth of $10,000

Cumulative Returns October 31, 2023	Since Inception (2/2/2023)
Cboe Vest 10 Year Interest Rate Hedge ETF — NAV	34.56%
Cboe Vest 10 Year Interest Rate Hedge ETF — Market	35.17%
ICE U.S. Treasury 20+ Year Bond Index	-20.97%

This chart illustrates the performance of a hypothetical $10,000 investment made on February 2, 2023 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated January 19, 2023 is 0.85%. For performance information current to the most recent month-end, please call 1-800-617-0004.

Cboe Vest 10 Year Interest Rate Hedge ETF

Portfolio Allocation
As of October 31, 2023 (Unaudited)

Security Type	Percentage of Net Assets
Short-Term Investments	81.9%
Purchased Options	19.7
Liabilities in Excess of Other Assets	(1.6)
Total	100.0%

Cboe Vest 10 Year Interest Rate Hedge ETF

Schedule of Investments
October 31, 2023

Notional Amount	Security Description			Value
	PURCHASED OPTIONS — 19.7%
	Interest Rate Swaptions — 19.7%
	10-Year Interest Rate Swap, 12-Month USD-SOFR, Receive Floating Rate
$15,825,010	Expiration: 12/29/2023; Exercise Rate: 3.463%			$1,302,129
	TOTAL PURCHASED OPTIONS (Cost $995,200)			1,302,129
Par		Effective Yield	Maturity
	SHORT-TERM INVESTMENTS — 81.9%
	U.S. Treasury Bills — 81.1%
$5,392,000	United States Treasury Bill (a)(c)	5.45%	12/28/2023	5,346,645

Shares
	Money Market Funds — 0.8%
52,563	First American Treasury Obligations Fund - Class X, 5.27% (b)			52,563
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,399,272)			5,399,208

	TOTAL INVESTMENTS — 101.6% (Cost $6,394,472)			6,701,337
	Liabilities in Excess of Other Assets — (1.6)%			(107,081)
	NET ASSETS — 100.0%			$6,594,256

Percentages are stated as a percent of net assets.
SOFR	Secured Overnight Financing Rate.
(a)	Zero coupon bond.
(b)	Rate shown is the annualized seven-day yield as of October 31, 2023.
(c)	All or a portion of this security is held as collateral for the written options as of October 31, 2023. The total value of the security held as collateral amounted to $991,589 or 15.04% of net assets.

The accompanying notes are an integral part of these financial statements.

Cboe Vest 10 Year Interest Rate Hedge ETF

Schedule of Written Options
October 31, 2023

Notional Amount	Security Description	Value
	WRITTEN OPTIONS — (1.6)%
	Interest Rate Swaptions — (1.6)%
	10-Year Interest Rate Swap, 12-Month USD-SOFR, Receive Fixed Rate
$(15,825,010)	Expiration: 12/29/2023; Exercise Rate: 4.863%	$(103,132)
	TOTAL WRITTEN OPTIONS (Premiums Received $47,281)	$(103,132)

Percentages are stated as a percent of net assets.
SOFR	Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

Cboe Vest 10 Year Interest Rate Hedge ETF

Statement of Assets and Liabilities
October 31, 2023

ASSETS
Investments in securities, at value(a)	$6,701,337
Interest receivable	746
Total assets	6,702,083

LIABILITIES
Written options, at value(a)	103,132
Management fees payable	4,695
Total liabilities	107,827

NET ASSETS	$6,594,256

Net Assets Consist of:
Paid-in capital	$5,380,149
Total distributable earnings (accumulated deficit)	1,214,107
Net assets	$6,594,256

Net Asset Value:
Net assets	$6,594,256
Shares outstanding(b)	200,000
Net asset value, offering and redemption price per share	$32.97

(a)	Identified Cost:
	Investments in securities	$6,394,472
	Written options	(47,281)
(b)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Cboe Vest 10 Year Interest Rate Hedge ETF

Statement of Operations
For the Period Ended October 31, 2023(1)

INCOME
Interest	$144,877
Total income	144,877

EXPENSES
Management fees	26,896
Total expenses	26,896
Net investment income (loss)	117,981

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	612,907
Written options	329,102
Change in unrealized appreciation (depreciation) on:
Investments	306,865
Written options	(55,851)
Net realized and unrealized gain (loss) on investments	1,193,023
Net increase (decrease) in net assets resulting from operations	$1,311,004

(1)	The Fund commenced operations on February 2, 2023. The information presented is for the period from February 2, 2023 to October 31, 2023.

The accompanying notes are an integral part of these financial statements.

Cboe Vest 10 Year Interest Rate Hedge ETF

Statement of Changes in Net Assets

Period Ended October 31, 2023(1)
OPERATIONS
Net investment income (loss)	$117,981
Net realized gain (loss) on investments and written options	942,009
Change in unrealized appreciation (depreciation) on investments and written options	251,014
Net increase (decrease) in net assets resulting from operations	1,311,004

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(96,897)
Total distributions to shareholders	(96,897)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,737,933
Payments for shares redeemed	(1,377,260)
Transaction fees (Note 8)	19,476
Net increase (decrease) in net assets derived from capital share transactions (a)	5,380,149
Net increase (decrease) in net assets	6,594,256

NET ASSETS
Beginning of period	$—
End of period	$6,594,256

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	250,000
Shares redeemed	(50,000)
Net increase (decrease)	200,000

(1)	The Fund commenced operations on February 2, 2023. The information presented is for the period from February 2, 2023 to October 31, 2023.

The accompanying notes are an integral part of these financial statements.

Cboe Vest 10 Year Interest Rate Hedge ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended October 31, 2023(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.80
Net realized and unrealized gain (loss) on investments (6)	7.62
Total from investment operations	8.42

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.58)
Total distributions to shareholders	(0.58)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.13

Net asset value, end of period	$32.97

Total return	34.56	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$6,594

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.85	%(4)
Net investment income (loss) to average net assets	3.73	%(4)
Portfolio turnover rate (5)	0	%(3)

(1)	The Fund commenced operations on February 2, 2023.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Cboe Vest 10 Year Interest Rate Hedge ETF

Notes to Financial Statements

October 31, 2023

NOTE 1 – ORGANIZATION

Cboe Vest 10 Year Interest Rate Hedge ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to provide a hedge against, and generate capital appreciation from, rising 10-year interest rates. The Fund commenced operations on February 2, 2023.

The end of the reporting period for the Fund is October 31, 2023. The period covered by these Notes to Financial Statements is the period from February 2, 2023 (Fund inception date) to October 31, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Cboe Vest 10 Year Interest Rate Hedge ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

Swap contracts, such as credit default swaps, total return swaps, interest rate swaps, currency swaps and swaptions, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Cboe Vest 10 Year Interest Rate Hedge ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets (a)	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$1,302,129	$—	$1,302,129
Short-Term Investments	52,563	5,346,645	—	5,399,208
Total Investments in Securities	$52,563	$6,648,774	$—	$6,701,337

(a)	See Schedule of Investments for further disaggregation of investment categories.

Liabilities (b)	Level 1	Level 2	Level 3	Total
Written Options	$—	$(103,132)	$—	$(103,132)

(b)	See Schedule of Written Options for further disaggregation of investment categories.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

Cboe Vest 10 Year Interest Rate Hedge ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

The Fund recognizes the tax benefits of uncertain tax provisions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid quarterly and distributions from net realized gains on securities, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

Cboe Vest 10 Year Interest Rate Hedge ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or NAV per share and, if any, are primarily due to differing book and tax treatments for in-kind transactions. For the current fiscal period, there were no permanent differences.

NOTE 3 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

Interest rate swaps are contracts where one party “swaps” one type of cash flow for a different type of cash flow. The Fund will generally enter into interest rate swaps that exchange fixed-rate payments for floating-rate payments, with interest paid at fixed intervals (e.g., quarterly or semi-annually) or on the expiration date. The Fund will primarily utilize interest rate swaps tied to the 10-Year Rate that are intended to increase in value when the actual or expected 10-Year Rate exceeds the fixed rate referenced in those swaps. Interest rate swaps are derivative instruments that trade over the counter, which means they trade in a broker-dealer network, as opposed to on a centralized exchange.

Interest rate swaptions are options that give a party the right, but not the obligation, to enter into an interest rate swap at some designated future time on specified terms. An interest rate payer swaption is a swaption where the Fund has the right, but not the obligation, to enter into a swap where the Fund pays a fixed interest rate and receives a floating interest rate. An interest rate receiver swaption is a swaption where the Fund has the right, but not the obligation, to enter into a swap where the Fund receives a fixed interest rate and pays a floating interest rate.

Cboe Vest 10 Year Interest Rate Hedge ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

The effect of derivative instruments on the Statement of Assets and Liabilities for the current fiscal period, is as follows:

	Asset Derivatives
Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Purchased Options – Interest Rate Swaptions	Investments in securities, at value	$1,302,129

	Liability Derivatives
Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Written Options – Interest Rate Swaptions	Written options, at value	$(103,132)

The effect of derivative instruments on the Statement of Operations for the current fiscal period was as follows:

Derivatives Not Accounted For as Hedging Instruments	Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Purchased Options - Interest Rate Swaptions	$603,667	*	$306,929	**
Written Options - Interest Rate Swaptions	$329,102		$(55,851)

*	Included in net realized gain (loss) on investments as reported on the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statements of Operations.

The average monthly market values of outstanding purchased and written options during the current fiscal period were as follows:

Purchased Options	Written Options
$543,842	$(162,243)

OFFSETTING ASSETS AND LIABILITIES

During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to

Cboe Vest 10 Year Interest Rate Hedge ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.

The following table provides a summary of offsetting financial assets and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of the end of the current fiscal period.

				Gross Amount not offset in the Statement of Assets and Liabilities
Description / Counterparty	Gross Amount of Recognized Assets/ Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received/ Pledged	Net Amount
Assets
Interest Rate Swaptions
Goldman Sachs	$1,302,129	$—	$1,302,129	$(103,132)	$—	$1,198,997
Liabilities
Interest Rate Swaptions
Goldman Sachs	(103,132)	—	(103,132)	$103,132	$—	—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 5 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

CBOE Vest Financial LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and

Cboe Vest 10 Year Interest Rate Hedge ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, there were no purchases and sales of securities by the Fund, excluding short-term securities, derivatives, and in-kind transactions.

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities by the Fund. The Fund held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.

During the current fiscal period, there were no in-kind transactions associated with creations and redemptions.

NOTE 7 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of October 31, 2023, were as follows:

Tax cost of investments	$6,394,472
Gross tax unrealized appreciation	$306,929
Gross tax unrealized depreciation	(64)
Net tax unrealized appreciation (depreciation)	306,865
Undistributed ordinary income	963,093
Undistributed long-term capital gain	—
Other accumulated gain (loss)	(55,851)
Distributable earnings (accumulated deficit)	$1,214,107

Cboe Vest 10 Year Interest Rate Hedge ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2023 the Fund did not elect to defer any post-October losses or late-year ordinary losses.

As of October 31, 2023, the Fund had no capital loss carryforward available.

The tax character of distributions paid by the Fund during the fiscal period ended October 31, 2023 is $96,897 of ordinary income.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Fund is $300 payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are

Cboe Vest 10 Year Interest Rate Hedge ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Continued)

displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – PRINCIPAL RISKS

Swaptions Risk. A swaption is an option contract that gives the holder the right (but not the obligation) to enter into a swap at a predetermined rate at expiration in exchange for a premium payment. Swaptions enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of swaptions can be volatile, and a small investment in swaptions can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing swaptions. Additionally, the value of the option may be lost if the Fund fails to exercise such option at or prior to its expiration. When the Fund writes (sells) a swaption, there is a risk that the option will be exercised by the purchaser when the market value of the underlying interest rate swap changes unfavorably with respect to the Fund. The Fund’s loss may exceed the option premium received by the Fund.

Counterparty Risk. The risk of loss to the Fund for derivative transactions (such as interest rate swaps or swaptions) that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a derivative instrument involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the transaction will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective.

Cboe Vest 10 Year Interest Rate Hedge ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Cboe Vest 10 Year Interest Rate Hedge ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of Cboe Vest 10 Year Interest Rate Hedge ETF (the “Fund”), a series of ETF Series Solutions, as of October 31, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from February 2, 2023 (commencement of operations) to October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations, the changes in net assets, and the financial highlights for the period from February 2, 2023 (commencement of operations) through October 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

Cboe Vest 10 Year Interest Rate Hedge ETF

Report of Independent Registered Public Accounting Firm
(Continued)

We have served as the auditor of one or more investment companies advised by Cboe Vest Financial, LLC since 2016.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 20, 2023

Cboe Vest 10 Year Interest Rate Hedge ETF

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee and Nominating and Governance Committee Chairman	Indefinite term; Trustee since 2012; Committee Chairman since 2023	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005–2021).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	57	Independent Trustee, PPM Funds (2 portfolios) (since 2018).

Cboe Vest 10 Year Interest Rate Hedge ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Managing Director, Investment Manager Solutions, Sound Capital Solutions LLC (since 2023); Senior Vice President, U.S. Bancorp Fund Services, LLC (2013–2023); Managing Director of Index Services, Zacks Investment Management (2011–2013).	57	None

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)

Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Deputy Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2021–2022); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).

Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015).
Joshua J. Hinderliter Born: 1983	Secretary	Indefinite term; since 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Managing Associate, Thompson Hine LLP (2016–2022).

Cboe Vest 10 Year Interest Rate Hedge ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vladimir V. Gurevich Born: 1983	Assistant Treasurer	Indefinite term; since 2022	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2023); Officer, U.S. Bancorp Fund Services, LLC (2021–2023); Fund Administrator, UMB Fund Services, Inc. (2015–2021).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Officer, U.S. Bancorp Fund Services, LLC (2014–2017, 2018–2022).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://www.cboevest.com/etfs/RYSE-10-year-interest-rate-hedge-etf.

Cboe Vest 10 Year Interest Rate Hedge ETF

Expense Example

For the Six-Months Ended October 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Cboe Vest 10 Year Interest Rate Hedge ETF

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 1,299.00	$ 4.93
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,020.92	$ 4.33

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.85%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Cboe Vest 10 Year Interest Rate Hedge ETF

Federal Tax Information

(Unaudited)

For the fiscal period ended October 31, 2023, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal period ended October 31, 2023 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at https://www.cboevest.com/etfs/RYSE-10-year-interest-rate-hedge-etf. The Fund’s portfolio holdings are posted on its website at https://www.cboevest.com/etfs/RYSE-10-year-interest-rate-hedge-etf daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://www.cboevest.com/etfs/RYSE-10-year-interest-rate-hedge-etf.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 will be available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Cboe Vest 10 Year Interest Rate Hedge ETF

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://www.cboevest.com/etfs/RYSE-10-year-interest-rate-hedge-etf.

(This Page Intentionally Left Blank.)

Adviser

Cboe VestSM Financial LLC
8350 Broad Street, Suite 240
McLean, Virginia 22102

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

Cboe Vest 10 Year Interest Rate Hedge ETF

Symbol – RYSE
CUSIP – 26922B659

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2023	FYE 10/31/2022
(a) Audit Fees	$16,000	N/A
(b) Audit-Related Fees	0	N/A
(c) Tax Fees	$3,500	N/A
(d) All Other Fees	0	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2023	FYE 10/31/2022
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2023	FYE 10/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Janet D. Olsen and Leonard M. Rush.

b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	January 8, 2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	January 8, 2024

*	Print the name and title of each signing officer under his or her signature.